Critical accounting judgments and key sources of estimation uncertainty: (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Critical accounting judgments and key sources of estimation uncertainty:
Expected Revenue From Airplan	$ 19,217,035	$ 23,474,154